Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2023
Disclosure of equity [abstract]
Disclosure of equity [text block]
4. Summary of equity attributable to Novartis AG shareholders
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2023	2022	H1 2023	H1 2022

Balance at beginning of year		2 119.6	2 234.9	59 342	67 655

Shares acquired to be canceled		-61.3	-61.7	-5 767	-5 381

Other share purchases		-1.3	-1.2	-121	-109

Exercise of options and employee transactions	4.1	2.8	1.9	153	91

Equity-based compensation		8.5	8.9	433	437

Shares delivered to Alcon employees as a result of the Alcon spin-off			0.0		5

Taxes on treasury share transactions				8	11

Decrease of treasury share repurchase obligation under a share buyback trading plan	4.2				2 809

Dividends				-7 255	-7 506

Net income of the period attributable to shareholders of Novartis AG				4 609	3 916

Other comprehensive income attributable to shareholders of Novartis AG				387	857

Other movements	4.3			58	140

Balance at June 30		2 068.3	2 182.8	51 847	62 925

4.1. At December 31, 2022, the market maker held 3 million (December 31, 2021: 3 million) written call options, originally issued as part of the share-based compensation for employees, that had not yet been exercised. The weighted average exercise price of these options at December 31, 2022, was USD 66.07 (December 31, 2021: USD 61.45), and they had contractual lives of 10 years, with remaining lives less than one year (December 31, 2021: two years). In the first quarter of 2023, the market maker exercised 3 million written call options and as a result there are no written call option outstanding at June 30, 2023.
4.2. In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. The arrangement was updated in July 2022, December 2022, and May 2023, and concluded in June 2023. In addition, in June 2023, Novartis entered into a new irrevocable, non-discretionary arrangement with a bank to repurchase 11.7 million Novartis shares on the second trading line. Novartis is able to cancel this arrangement but would be subject to a 90-day waiting period under certain conditions. As of June 30, 2023, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of June 30, 2023.
4.3. Other movements include, for subsidiaries in hyperinflationary economies, the impact of the restatement of the equity balances of the current period as well as restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period.